Goodwill and other intangible assets - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Amortization expense	$ 46,768	$ 50,383	$ 47,330
Cost of sales
Goodwill and other intangible assets
Amortization expense	42,468	44,618	42,050
Administrative expense
Goodwill and other intangible assets
Amortization expense	$ 4,300	$ 5,765	$ 5,280